Document And Entity Information	Sep. 19, 2024
Document Information [Line Items]
Entity, Registrant Name	Streamline Health Solutions, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 19, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-28132
Entity, Tax Identification Number	31-1455414
Entity, Address, Address Line One	2400 Old Milton Pkwy., Box 1353
Entity, Address, City or Town	Alpharetta
Entity, Address, State or Province	GA
Entity, Address, Postal Zip Code	30009
City Area Code	888
Local Phone Number	997-8732
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	STRM
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001008586